Securities Act Registration No. 333-____________

Investment Company Act Registration No. 811-23464

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		x

Pre-Effective Amendment No. __		o
Post-Effective Amendment No. __	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		x

Amendment No.		o

Uncommon Funds Trust

(Exact Name of Registrant as Specified in Charter)

75 Virginia Road

2nd Floor, Suite V1

North White Plains, NY 10603

(Address of Principal Executive Offices)

(Zip Code) Registrant’s Telephone Number, including Area Code: [        ]

John Pileggi, President

Uncommon Funds Trust

75 Virginia Road

2nd Floor, Suite V1

North White Plains, NY 10603

With copy to:

Jon Rand, Esq.

Dechert LLP

1095 6th Avenue

New York, NY 10036

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

o	Immediately upon filing pursuant to paragraph (b)
o	On (date) pursuant to paragraph (b)
o	60 days after filing pursuant to paragraph (a)(1)
o	On (date) pursuant to paragraph (a)(1)
o	75 days after filing pursuant to paragraph (a)(2)
o	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Uncommon Funds Trust

Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”)

[--------] (”______________” or “Distributor”)

PROSPECTUS DATED __________, 2019

(Ticker / CUSIP)
Uncommon Conservative Fund
Uncommon Moderate Fund
Uncommon Capital Appreciation Fund

Not FDIC Insured. May lose value. Not bank guaranteed.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with a Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-[ _____] or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-[_______] or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports in paper will apply to all of the series of Uncommon Funds Trust you hold directly or through your financial intermediary, as applicable.

Inside This Prospectus

The Fund Summaries for each Fund include (1) Investment Objectives; (2) Fees and Expenses of the Fund; (3) Principal Investment Strategies, Risks and Performance; (4) Management; (5) Purchase and Sale Information; (6) Tax Information; and (7) Financial Intermediary Compensation.

Uncommon Funds Trust

TABLE OF CONTENTS

Page
Fund Summary - Uncommon Conservative Fund
Fund Summary - Uncommon Moderate Fund
Fund Summary - Uncommon Capital Appreciation Fund
Details About the Funds
Additional Information About the Funds’ Investment Objectives and Strategies Principal Investment Objectives and Strategies
Investment Risks
Portfolio Holdings Disclosure Management of the Funds
Investment Advisor
Sub-Investment Advisor
Administrator, Sub-Administrator, Distributor, Transfer Agent and Custodian
How to Invest in the Funds
Marketing Support Payments and Shareholder Servicing Plan and Fees
Opening an Account
How to Purchase, Redeem or Exchange Shares
Market Timing Policy
Other Shareholder Servicing Information
Calculating Share Price
Dividends, Distributions and Taxes
Shareholder Reports and Other Information
Financial Highlights

FUND SUMMARY – Uncommon Conservative Fund

Investment Objective.

The primary objective of the Uncommon Conservative Fund (“Fund”) is to provide current income with some capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.50%
Distribution (Rule 12b-1) fees	[ 0 ]%
Other expenses[1]	[ ]%
Acquired Fund Fees (fees and expenses)[2]	[ ]%
Total annual fund operating expenses	[ ]%
Expense reimbursements[3]	[ ]%
Total annual fund operating expenses after fee waivers and expense reimbursements	[ ]%

[1]	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
[2]	Acquired Fund Fees and expenses are based on estimated amounts for the Fund’s first fiscal year.
[3]	Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”) has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest on borrowings, taxes, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (Acquired Fund Fees) and extraordinary expenses) of the Fund to [0.XX]% of the Fund’s average daily net assets. The agreement to reimburse expenses cannot be terminated by the Advisor prior to________, 2020, at which time the Advisor will determine whether to renew or revise the agreement. The Board of Trustees may terminate the agreement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return.

Principal Investment Strategies

The Fund seeks to achieve its primary investment objective of current income with some capital appreciation by investing primarily in fixed-income securities and, to a lesser extent, equity securities.

Under normal market conditions, the Fund intends to invest approximately 80% of its assets, plus borrowings for investment purposes, in fixed-income securities and approximately 20% of its assets, plus borrowings for investment purposes, in equity securities.

The Fund will normally invest in a portfolio of U.S. Dollar denominated, fixed-income exchange traded funds (“ETFs”) listed and traded on a U.S. exchange. The fixed-income securities in which the ETFs may invest are not restricted to any type (including municipal, high yield, and foreign debt securities), any maturity, or to any quality or rating and may have a fixed, variable, or floating interest rate. The ETFs’ portfolio holdings may include U.S. and non-U.S. direct government and government-related debt, corporate debt, residential and commercial mortgage-backed pass-through securities (MBS) and asset-backed securities (ABS).

The equity securities in which the Fund may invest include common and preferred stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (OTC) networks), American Depositary Receipts (ADRs), ETFs, master limited partnerships (MLPs) and real estate investment trusts (REITs). The Fund may invest in large/mid/small capitalization companies, which may be growth or value companies.

The equity component of the fund is comprised of two different strategies currently managed as separate accounts by Portfolio Design Advisors, Inc, (‘the Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The equity component will generally be equally weighted between the two strategies. The value strategy seeks long-term total return and current income by investing in companies that pay dividends. The Sub-Advisor uses a quantitative process to identify those quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels. The Sub-Advisor believes these attributes can be a good indicator of financial health, growth prospects, sustained ability to repay its debt obligations and potential for capital appreciation. The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index. This approach invests mainly in stocks considered to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Fund seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index®.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are the principal risks of investing in the Fund.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risk. ETFs are publicly-traded traded securities that seek to replicate the performance of a securities index or other asset. ETFs are subject to the same risks as the underlying asset (e.g., Equity and Fixed Income Securities Risks) and, in addition, are subject to liquidity risk (the inability to sell at the desired price or time) and tracking error risk (the failure of the ETF to replicate the performance of the underlying asset). ETFs are subject to investment advisory and other expenses of the ETF, which will be indirectly paid by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities.

Fixed-Income Securities Risk. Generally, fixed-income securities are subject to market volatility and will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Fixed-income securities are subject to (i) credit risk - that the issuer may be unable to meet its principal and interest or dividend payment obligations or that a decline in the markets’ perception of the issuer’s creditworthiness will cause the value of the investment to decline; (ii) interest rate risk - that the value of the Fund’s investments will decline because of rising interest rates; (iii) income risk - that the Fund’s income may decline because of falling interest rates on floating and variable rate securities; and (iv) call risk - that issuers of callable bonds may call (redeem) securities with higher interest rates before their maturity dates during periods of falling interest rates in which event the Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Management and Strategy Risk. The Fund has a limited history of operations for investors to evaluate. In addition, the Advisor and Sub-Advisor have limited experience in managing a mutual fund. As a result, investors do not have a track record to consider with respect to the performance of the Fund, Advisor or Sub-Advisor. The value of your investment depends on the judgment of the Fund’s investment manager about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Stock Market Volatility. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Growth v. Value Investing Risks. “Growth” stocks and “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

•	Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•	Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Market Capitalization Risks. Large-cap companies tend to be more mature and less volatile than mid-cap and small-cap companies, but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-cap and small-cap companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid- and small cap companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Performance

Because the Fund commenced operations on ____________, 2019 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders annually and semi-annually. Updated performance information is available at no cost at www.uncommonmutualfunds.com or by calling [_________].

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Portfolio Design Advisors, Inc. (“Portfolio Design Advisors”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Wes Strode, CFA	Senior Portfolio Manager	Portfolio Design Advisors.	2019
Paul Knipping, CFA	Portfolio Manager	Portfolio Design Advisors.	2019

Buying and Selling Fund Shares Purchase Minimums
Initial Purchase	$2,000
Subsequent Purchase	$100

You may buy or sell shares on any day the Fund is open for business:

•	Through ______________ (the “Distributor”).
•	Through banks, brokers and other investment representatives.
•	Through retirement plan administrators and record keepers.
•	Purchases: By completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.uncommonmutualfunds.com or by calling [______________].
•	Redemptions: By calling [______________] or by writing to the Fund at the address below:
Uncommon Funds P.O. Box _______ [ ]

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Uncommon Moderate Fund

Investment Objective. The primary objective of the Uncommon Moderate Fund (“Fund”) is to provide current income and moderate capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.60%
Distribution (Rule 12b-1) fees	[ 0 ]%
Other expenses[1]	[ ]%
Acquired Fund Fees (fees and expenses)[2]	[ ]%
Total annual fund operating expenses	[ ]%
Expense reimbursements[3]	[ ]%
Total annual fund operating expenses after fee waivers and expense reimbursements	[ ]%

[1]	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
[2]	Acquired Fund Fees and expenses are based on estimated amounts for the Fund’s first fiscal year.
[3]	Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”) has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest on borrowings, taxes, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (Acquired Fund Fees) and extraordinary expenses) of the Fund to [0.XX]% of the Fund’s average daily net assets. The agreement to reimburse expenses cannot be terminated by the Advisor prior to________, 2020, at which time the Advisor will determine whether to renew or revise the agreement. The Board of Trustees may terminate the agreement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return.

Principal Investment Strategies

The Fund seeks to achieve its primary objective of providing current income and moderate capital appreciation by investing in a combination of fixed-income and equity securities.

Under normal market conditions, the Fund intends to invest :

☐ Approximately 60% of its assets, plus borrowings for investment purposes, in equity securities; and

☐ Approximately 40% of its assets, plus borrowings for investment purposes, in fixed-income securities .

The Fund will normally invest in a portfolio of U.S. Dollar denominated, fixed-income exchange traded funds (“ETFs”) listed and traded on a U.S. exchange. The fixed-income securities in which the ETFs may invest are not restricted to any type (including municipal, high yield, and foreign debt securities), any maturity, or to any quality or rating and may have a fixed, variable, or floating interest rate. The ETFs’ portfolio holdings may include U.S. and non-U.S. direct government and government-related debt, corporate debt, residential and commercial mortgage-backed pass-through securities (MBS) and asset-backed securities (ABS).

The equity securities in which the Fund may invest include common and preferred stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (OTC) networks), American Depositary Receipts (ADRs), ETFs, master limited partnerships (MLPs) and real estate investment trusts (REITs). The Fund may invest in large/mid/small capitalization companies, which may be growth or value companies.

The equity component of the fund is comprised of two different strategies currently managed as separate accounts by Portfolio Design Advisors, Inc, (the “Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The equity component will generally be equally weighted between the two strategies: The value strategy seeks long-term total return and current income by investing in companies that pay dividends. The Sub-Advisor uses a quantitative process to identify those quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels. The Sub-Advisor believes these attributes can be a good indicator of financial health, growth prospects, sustained ability to repay its debt obligations and potential for capital appreciation. The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index. This approach invests mainly in stocks considered to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Fund seeks to outperform its Blended Benchmark: S&P 500 Index® (60%) and Bloomberg Barclays U.S. Aggregate Index® (40%).

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are the principal risks of investing in the Fund.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risk. ETFs are publicly-traded traded securities that seek to replicate the performance of a securities index or other asset. ETFs are subject to the same risks as the underlying asset (e.g., Equity and Fixed Income Securities Risks) and, in addition, are subject to liquidity risk (the inability to sell at the desired price or time) and tracking error risk (the failure of the ETF to replicate the performance of the underlying asset). ETFs are subject to investment advisory and other expenses of the ETF, which will be indirectly paid by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities.

Fixed-Income Securities Risk. Generally, fixed-income securities are subject to market volatility and will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Fixed-income securities are subject to (i) credit risk - that the issuer may be unable to meet its principal and interest or dividend payment obligations or that a decline in the markets’ perception of the issuer’s creditworthiness will cause the value of the investment to decline; (ii) interest rate risk - that the value of the Fund’s investments will decline because of rising interest rates; (iii) income risk - that the Fund’s income may decline because of falling interest rates on floating and variable rate securities; and (iv) call risk - that issuers of callable bonds may call (redeem) securities with higher interest rates before their maturity dates during periods of falling interest rates in which event the Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Management and Strategy Risk. The Fund has a limited history of operations for investors to evaluate. In addition, the Advisor and Sub-Advisor have limited experience in managing a mutual fund. As a result, investors do not have a track record to consider with respect to the performance of the Fund, Advisor or Sub-Advisor. The value of your investment depends on the judgment of the Fund’s investment manager about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Stock Market Volatility. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Growth v. Value Investing. “Growth” stocks and “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

•	Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•	Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Market Capitalization Risks. Large-cap companies tend to be more mature and less volatile than mid-cap and small-cap companies, but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-cap and small-cap companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid- and small cap companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Performance

Because the Fund commenced operations on _________, 2019 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost at www.uncommonmutualfunds.com or by calling [______________].

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Portfolio Design Advisors, Inc. (“Portfolio Design Advisors”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Wes Strode, CFA	Senior Portfolio Manager	Portfolio Design Advisors.	2019
Paul Knipping, CFA	Portfolio Manager	Portfolio Design Advisors.	2019

Buying and Selling Fund Shares Purchase Minimums
Initial Purchase	$2,000
Subsequent Purchase	$100

You may buy or sell shares on any day the Fund is open for business:

•	Through ______________ (the “Distributor”).
•	Through banks, brokers and other investment representatives.
•	Through retirement plan administrators and record keepers.
•	Purchases: By completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.uncommonmutualfunds.com or by calling [______________].
•	Redemptions: By calling [______________] or by writing to the Fund at the address below:
Uncommon Funds P.O. Box ______ [ ]

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Uncommon Capital Appreciation Fund

Investment Objective.

The primary objective of the Uncommon Capital Appreciation Fund (“Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.75%
Distribution (Rule 12b-1) fees	[ 0 ]%
Other expenses[1]	[ ]%
Total annual fund operating expenses	[ ]%
Expense reimbursements[2]	[ ]%
Total annual fund operating expenses after fee waivers and expense reimbursements	[ ]%

[1]	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
[2]	Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”) has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest on borrowings, taxes, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (Acquired Fund Fees) and extraordinary expenses) of the Fund to [0.XX]% of the Fund’s average daily net assets. The agreement to reimburse expenses cannot be terminated by the Advisor prior to________, 2020, at which time the Advisor will determine whether to renew or revise the agreement. The Board of Trustees may terminate the agreement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return.

Principal Investment Strategies

The Fund seeks to achieve its primary objective of providing capital appreciation by investing primarily in equity securities.

Under normal market conditions, the Fund intends to invest at least 80% of its assets in equity securities.

The equity securities in which the Fund may invest include common and preferred stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (OTC) networks), American Depositary Receipts (ADRs), exchange-traded funds (“ETFs”), master limited partnerships (MLPs) and real estate investment trusts (REITs). The Fund may invest in large/mid/small capitalization companies, which may be growth or value companies.

The equity investments of the Fund are comprised of two different strategies currently managed as separate accounts by Portfolio Design Advisors, Inc, (‘the Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The equity component will generally be equally weighted between the two strategies: The value strategy seeks long-term total return and current income by investing in companies that pay dividends. The Sub-Advisor uses a quantitative process to identify those quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels. The Sub-Advisor believes these attributes can be a good indicator of financial health, growth prospects, sustained ability to repay its debt obligations and potential for capital appreciation. The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index. This approach invests mainly in stocks considered to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Fund seeks to outperform the S&P 500 Index®.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are the principal risks of investing in the Fund.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risk. ETFs are publicly-traded traded securities that seek to replicate the performance of a securities index or other asset. ETFs are subject to the same risks as the underlying asset (e.g., Equity and Fixed Income Securities Risks) and, in addition, are subject to liquidity risk (the inability to sell at the desired price or time) and tracking error risk (the failure of the ETF to replicate the performance of the underlying asset). ETFs are subject to investment advisory and other expenses of the ETF, which will be indirectly paid by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Management and Strategy Risk. The Fund has a limited history of operations for investors to evaluate. In addition, the Advisor and Sub-Advisor have limited experience in managing a mutual fund. As a result, investors do not have a track record to consider with respect to the performance of the Fund, Advisor or Sub-Advisor. The value of your investment depends on the judgment of the Fund’s investment manager about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Stock Market Volatility. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Growth v. Value Investing. “Growth” stocks and “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

•	Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•	Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Market Capitalization Risks. Large-cap companies tend to be more mature and less volatile than mid-cap and small-cap companies, but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-cap and small-cap companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid- and small cap companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Performance

Because the Fund commenced operations on ___________, 2019 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost at www.uncommonmutualfunds.com or by calling [______________].

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Portfolio Design Advisors, Inc. (“Portfolio Design Advisors”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Wes Strode, CFA	Senior Portfolio Manager	Portfolio Design Advisors.	2019
Paul Knipping, CFA	Portfolio Manager	Portfolio Design Advisors.	2019

Buying and Selling Fund Shares Purchase Minimums
Initial Purchase	$2,000
Subsequent Purchase	$100

You may buy or sell shares on any day the Fund is open for business:

•	Through ______________ (the “Distributor”).
•	Through banks, brokers, retirement plan administrators and other investment representatives.
•	Through retirement plan administrators and record keepers.
•	Purchases: By completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.uncommonmutualfunds.com or by calling [______________].
•	Redemptions: By calling [______________] or by writing to the Fund at the address below:
Uncommon Funds P.O. Box _____ [ ]

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DETAILS ABOUT THE FUNDS

Additional Information About the Funds Investment Objectives and Strategies

The investment objectives, principal investment strategies and primary risks of the Funds are discussed in each Fund’s Summary Prospectus. Additional information on principal strategies and risks can be found below and details on the various types of investments can be found in the Statement of Additional Information (the “SAI”). Under the Investment Company Act of 1940, the Uncommon Conservative Fund (“Conservative Fund”), Uncommon Moderate Fund (“Moderate Fund”) and Uncommon Capital Appreciation Fund (“Appreciation Fund”) (each, a “Fund” and together, the “Funds”) are each classified as diversified.

Investment Objective. Each Fund’s primary investment objective is “fundamental”, which means that it may be changed only with the approval of a majority of Fund shareholders.

Temporary Defensive Policy. Under adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Investment Objectives and Strategies

Investment Objectives. The investment objectives of a Fund can only be changed with the approval by a majority of the Fund’s outstanding voting securities, which means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares.

Uncommon Conservative Fund. The Conservative Fund’s primary investment objective is to provide current income with some capital appreciation.

Under normal market conditions, approximately 80% of the Conservative Fund’s assets, plus borrowings for investment purposes, will be invested in fixed-income securities and approximately 20% of its assets, plus borrowings for investment purposes, in equity securities.

The Conservative Fund will normally invest in a portfolio of U.S. Dollar denominated, fixed income exchange traded funds (“ETFs”) listed and traded on a U.S. exchange. The ETFs in which the Conservative Fund may invest are not restricted to any type (including municipal securities, high yield, and foreign bonds) or maturity, or to any quality or rating and may have a fixed, variable, or floating interest rate. The ETFs’ portfolio holdings may include U.S. and non-U.S. direct government and government-related debt, corporate debt, residential and commercial mortgage-backed pass-through securities (MBS) and asset-backed securities. The Conservative Fund will generally limit the average duration of the fixed-income portion of the Funds’ portfolio to +/- 50% of the Bloomberg Barclays U.S. Aggregate Index® . Investments in high yield and foreign bonds will generally be less than 10% in the aggregate of the Fund’s total net assets.

The equity securities in which Conservative Fund may invest include common and preferred stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (OTC) networks), American Depositary Receipts (ADRs), ETFs, master limited partnerships (MLPs) and real estate investment trusts (REITs). The Fund may invest in large/mid/small capitalization companies, which may be growth or value companies.

The equity investments of the Fund are comprised of two different strategies currently managed as separate accounts by Portfolio Design Advisors, Inc, (‘the Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The equity component will generally be equally weighted between the two strategies: The value strategy seeks long-term total return and current income by investing in companies that pay dividends. The Sub-Advisor uses a quantitative process to identify those quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels. The Sub-Advisor believes these attributes can be a good indicator of financial health, growth prospects, sustained ability to repay its debt obligations and potential for capital appreciation. The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index. This approach invests mainly in stocks considered to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Fund seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index®.

Uncommon Moderate Fund. The Moderate Fund’s primary investment objective is to provide current income and moderate capital appreciation by investing in a combination of fixed-income and equity securities.

Under normal market conditions, approximately 60% of the Moderate Fund’s assets, plus borrowings for investment purposes, will be invested in equity securities and the balance (40%) of its assets in fixed-income securities.

The Moderate Fund will normally invest in a portfolio of U.S. Dollar denominated, fixed income exchange traded funds (“ETFs”) listed and traded on a U.S. exchange. The ETFs in which the Moderate Fund may invest are not restricted to any type (including municipal securities, high yield, and foreign bonds) or maturity, or to any quality or rating and may have a fixed, variable, or floating interest rate. The ETFs’ portfolio holdings may include U.S. and non-U.S. direct government and government-related debt, corporate debt, residential and commercial mortgage-backed pass-through securities (“MBS”) and asset-backed securities. The Moderate Fund will generally limit the average duration of the fixed-income portion of the Funds’ portfolio to +/- 50% of the Bloomberg Barclays U.S. Aggregate Index® . Investments in high yield and foreign bonds will generally be less than 10% in the aggregate of the Moderate Fund’s total net assets.

The equity securities in which the Fund may invest include common and preferred stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (OTC) networks), American Depositary Receipts (ADRs), ETFs, master limited partnerships (MLPs) and real estate investment trusts (REITs). The Fund may invest in large/mid/small capitalization companies, which may be growth or value companies.

The equity investments of the Fund are comprised of two different strategies currently managed as separate accounts by  Portfolio Design Advisors, Inc, (‘the Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The equity component will generally be equally weighted between the two strategies: The value strategy seeks long-term total return and current income by investing in companies that pay dividends. The Sub-Advisor uses a quantitative process to identify those quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels. The Sub-Advisor believes these attributes can be a good indicator of financial health, growth prospects, sustained ability to repay its debt obligations and potential for capital appreciation. The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index. This approach invests mainly in stocks considered to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Fund seeks to outperform its Blended Benchmark: S&P 500 Index® (60%) and Bloomberg Barclays U.S. Aggregate Index® (40%).

Uncommon Capital Appreciation Fund. The Capital Appreciation Fund’s primary investment objective is to provide capital appreciation by investing primarily in equity securities

Under normal market conditions, approximately 80% of the Capital Appreciation Fund’s assets, plus borrowings for investment purposes, will be invested in in equity securities.

The equity securities in which the Fund may invest include common and preferred stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (OTC) networks), American Depositary Receipts (ADRs), exchange-traded funds (“ETFs”), master limited partnerships (MLPs) and real estate investment trusts (REITs). The Fund may invest in large/mid/small capitalization companies, which may be growth or value companies.

The equity investments of the Fund are comprised of two different strategies currently managed as separate accounts by Portfolio Design Advisors, Inc, (‘the Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The equity component will generally be equally weighted between the two strategies: The value strategy seeks long-term total return and current income by investing in companies that pay dividends. The Sub-Advisor uses a quantitative process to identify those quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels. The Sub-Advisor believes these attributes can be a good indicator of financial health, growth prospects, sustained ability to repay its debt obligations and potential for capital appreciation. The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index. This approach invests mainly in stocks considered to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages. The Sub-Advisor believes the combination of the growth and value creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy or the broader indices.

The Fund seeks to outperform the S&P 500 Index®.

Investment Risks

All investments carry a certain amount of risk, and the Funds cannot guarantee that they will achieve their investment objective. The value of each Fund’s investments will fluctuate with market conditions, and the value of your Fund shares also will vary.

The main risks associated with investing in the Funds are summarized in “Principal Investment Strategies, Risks and Performance” section at the front of this prospectus under “Fund Summary” for each Fund. The primary risks associated with the Funds’ investments are provided below.

Below is a list of investments that represent the primary holdings of Funds and the risks associated with them.

ADRs and Foreign Investing. ADRs are certificates evidencing ownership of shares of a foreign issuer issued by depository banks and may be either sponsored or unsponsored. Sponsored ADRs are organized with the cooperation of the foreign issuer of the underlying securities; while unsponsored ADRs are organized without the cooperation of the foreign issuer and involve additional risks because U.S. reporting requirements do not apply.

ADRs generally trade in U.S. Dollars on an established market in the United States. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Securities. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Asset-Backed and Mortgage-Backed Securities. Mortgage-backed securities (“MBS”) represent interests in pools of residential and commercial mortgages and asset-backed securities (“ABS”) represent interest in pools of loans, receivables, or other assets. . Payment may be secured by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. ABS and MBS are generally subject to the same risks as bonds and other fixed-income securities as well as other factors including the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. See Mortgage Backed Securities below for additional discussion.

Bonds and Other Fixed Income Securities Risks. Generally, fixed-income securities are subject to market volatility and will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. These securities are subject to (i) credit risk - that the issuer may be unable to meet its principal and interest or dividend payment obligations or that a decline in the markets’ perception of the issuer’s creditworthiness will cause the value of the investment to decline; (ii) interest rate risk - that the value of the Fund’s investments will decline because of rising interest rates; (iii) income risk - that the Fund’s income may decline because of falling interest rates on floating and variable rate securities; and (iv) call risk - that issuers of callable bonds may call (redeem) securities with higher interest rates before their maturity dates during periods of falling interest rates in which event the Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Cybersecurity Risks. The increased reliance by market participants on technology to conduct business expose a Fund, the Advisor, Sub-Advisor and its service providers to operational, information security and related risks. In general, a cybersecurity incident can take the form of a deliberate attack designed to gain unauthorized access to digital systems. A Cybersecurity incident can result from unintentional actions by an authorized person releasing proprietary or confidential information or inadvertently disclosing user credentials. If the actions of the cyber-criminal are successful, assets or sensitive information may be misappropriated, data corrupted, or normal operations disrupted.

Cyber incidents affecting the Fund’s Advisor, Sub-Advisor and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries), as well as the companies a Fund invests in have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to conduct to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. While the Funds, Advisor, Sub-Advisor and their service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a Fund or its shareholders. A Fund and its shareholders could be negatively impacted as a result.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risk. ETFs are publicly-traded traded securities that seek to replicate the performance of a basket of securities. ETFs are subject to the same risks as the underlying asset (e.g., Equity and Fixed Income Securities Risks) and, in addition, are subject to liquidity risk (that the Fund may not be able to liquidate its ETF holdings at the price it desires or at the most optimal time) and tracking error (the inability of the ETF to replicate the performance of the underlying asset). ETFs are subject to investment advisory and other expenses of the ETF, which will be indirectly paid by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities.

Growth v. Value Investing. “Growth” stocks and “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

•	Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•	Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

High Yield Risk Investments in high yield securities (securities rated “BB” or below by S&P or “Ba” or below by Moody’s) and unrated securities of similar credit quality (commonly known as “junk bonds”), may subject the Fund to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities, and they generally have more volatile prices and carry more risk to principal. In addition, high yield securities generally are less liquid than investment grade securities.

Leveraging Risk. When a Fund borrows money to meet redemptions or for other temporary purposes, such borrowing has the effect of increasing a Fund’s holdings of portfolio securities relative to its total net assets (“leveraging”) which can exaggerate the effect of any increase or decrease in the value of portfolio securities held by a Fund.

Liquidity Risk. Securities that are normally liquid may become difficult or impossible to sell at an acceptable price during periods of economic instability or other emergency conditions. Some securities may be infrequently or thinly traded even under normal market conditions.

Management Risk. The Funds have a limited history of operations for investors to evaluate. In addition, the Advisor and Sub-Advisor have limited experience in managing a mutual fund. As a result, investors do not have a track record to consider with respect to the performance of the Fund, Advisor or Sub-Advisor. The value of your investment depends on the judgment of the Fund’s investment manager about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Capitalization Risk. Larger, more established companies tend to be more mature and less volatile than mid-cap and small-cap companies, but may have fewer opportunities to attain the high growth rates of successful, smaller companies during periods of economic expansion. Mid- and small-cap companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group. The securities of small-cap and mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large- cap companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Market Risk. The Funds’ investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets. As a result, investors do not have a track record to consider with respect to the performance of the Fund, Advisor or Sub-Advisor.

Master Limited Partnership Risk (MLP). MLP interests or “units” are traded on securities exchanges like shares of corporate stock. An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of an MLP depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP is not accorded partnership treatment because of a failure to meet the legal requirements for partnership status or because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities. Also, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to MLP investors than investors in a corporation and investors in MLPs may be liable under certain circumstances for amounts greater than the amount of their investment.

Currently, most MLPs operate in the energy, natural resources and real estate sectors. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.

Mortgage Backed Securities (MBS). MBS are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. MBS are obligations of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some MBS, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Real Estate Investment Trust (REIT). A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Portfolio Holdings Disclosure

The Funds’ do not disclose portfolio holdings that have not been made publicly available except to service providers, mutual fund reporting services and others that have demonstrated a legitimate need for the information. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Investment Advisor

Uncommon Investment Advisors LLC (“Advisor”) serves as investment advisor to the Funds. The Advisor is a Delaware limited liability company registered as an investment advisor under the Investment Advisors Act of 1940. The Advisor’s address is 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603. The Advisor commenced operations in ---------- 2019; and, as of ------------ --, 2019, the Advisor had no assets under management.

Under the supervision of the Board of Trustees, pursuant to the Investment Advisory Agreement between the Advisor and the Trust with respect to each Fund, the Advisor is responsible for managing each Fund’s portfolio in accordance with each Fund’s objective(s) and policies. For providing these services, the Advisor is entitled to receive a management fee from each Fund. The Advisor has contractually agreed to waive its management fees and reimburse expenses to the extent necessary to limit the total annual fund operating expenses (exclusive of brokerage costs, interest on borrowings, taxes, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (Acquired Fund Fees) and extraordinary expenses) of the Funds as shown in the table below. This agreement to limit such operating expenses cannot be terminated by the Advisor prior to ________, 2020, at which time the Advisor will determine whether to renew or revise the agreement. The Board of Trustees may terminate the agreement at any time.

Fund/	Gross Contractual Fee	Net Fee after Waivers and/or Reimbursement
Conservative Fund	0.50%	0.XX%
Moderate Fund	0.60%	0.XX%
Capital Appreciation Fund	0.75%	0.XX%

Sub-Investment Advisor To assist in the daily management of the Funds’ portfolios, the Advisor has entered in sub-advisory agreements with respect to each Fund with Portfolio Design Advisors, Inc. Portfolio Design Advisors, founded in 2009, serving wealth managers, financial advisors, select institutional clients, and high-net-worth individuals and families, with regulatory assets under management of approximately $237 million ($39.5 million managed on a discretionary basis and $197.5 million on a non-discretionary basis), as of March 31, 2019. Portfolio Design Advisors is located at 9055 East Mineral Circle, Suite 100, Centennial, CO 80112.

The Sub-Advisor is compensated by the Advisor from the management fee paid to the Advisor by the Fund. Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Advisor and the Fund will be available in the Fund’s first report to shareholders for the period ended October 31, 2020.

Portfolio Management

The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio.

Uncommon Conservative Fund, Uncommon Moderate Fund, and Uncommon Capital Appreciation Fund

Wes Strode, CFA, Senior Portfolio Manager, Portfolio Design Advisors. Mr. Strode is Senior Portfolio Manager and, along with Mr. Knipping, is responsible for the management of the Portfolio Design Advisors model portfolios which include mutual funds, stocks, bonds and ETFs. Mr. Strode has been with Portfolio Design Advisors since 2012. Prior thereto, he was with State Street Bank &Trust and Old Mutual Capital in investment analysis, management, and other positions. Mr. Strode has held the Chartered Financial Analyst designation since 2010.

Paul Knipping, CFA, Portfolio Manager, Portfolio Design Advisors. Mr. Knipping, along with Mr. Strode, is responsible for the management of the Portfolio Design model portfolios. These portfolios include mutual funds, stocks, bonds and ETFs. Mr. Knipping has held positions in investment banking, mutual fund analytics, and equity trading with large financial institutions including Oppenheimer Funds and Lipper. Mr. Knipping attended the University of Colorado where he studied finance and has held the Chartered Financial Analyst designation since 2014.

The SAI provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in the Fund.

Administrator, Sub-Administrator, Distributor, Transfer Agent and Custodian

Uncommon Advisors serves as administrator for the Funds and provides administration services necessary for the Funds’ operations.

[________] (“[________]” or “Sub-Administrator”) provides fund accounting and administrative services to the Funds.

[________] (“[________]” or “Distributor”), distributes shares of the Funds.

[________] (“[________]” or “Transfer Agent”) provides transfer agency and shareholder accounting services for the Funds.

[________] (“[________]” or “Custodian”) provides custody services for the Funds.

The fees of the Sub-Administrator are paid by Uncommon Advisors from the administration fees received from the Trust.

HOW TO INVEST IN THE FUNDS

Shareholder Servicing Plan and Fees, Marketing Support Payments and Sub-Transfer Agency Services.

Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan (“Servicing Plan”) under which the Advisor will provide, or arrange for others (such as banks, trust companies, broker-dealers, retirement plan administrators, other financial intermediaries and related fund “supermarket” platform arrangements (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Fund shares owned by its clients, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Fund; (b) aggregating and processing orders involving Fund shares; (c) processing dividend and other distribution payments from the Fund on behalf of clients; (d) preparing tax reports or forms on behalf of clients; (e) forwarding communications from the Fund; (f) providing sub-accounting with respect to Fund shares; (g) providing clients with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Advisor may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. Each Fund will pay the Advisor or Service Organizations, as applicable, at an annual rate of up to 0.25% of the Fund’s average daily net assets, payable monthly. The amount paid pursuant to the Servicing Plan may be expressed in terms of a dollar amount per shareholder account in the Fund, a fixed-fee, per account and/or a percentage of the net assets of such accounts, but limited, in the aggregate, to 0.25% of each Fund’s average daily net assets.

Sub-Transfer Agency Services. Payments may also be made by the Funds or Uncommon Advisors to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services. Firms that may receive servicing fees include brokers, retirement plan administrators, qualified tuition program sponsors, banks and trust companies and related fund “supermarket” platform arrangements. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

Marketing and Support Payments. The Advisor, out of its own resources and without additional cost to a Fund or its shareholders, may provide cash payments or other compensation to certain financial intermediaries who sell shares of the Fund, provide shareholder services and/or shareholder sub-accounting services. These payments are in addition to other fees described in the Fund’s Prospectus and this SAI paid to financial intermediaries, and are generally provided for marketing support or shareholder services. Payments for marketing support are typically for inclusion of the Fund on sales lists, including electronic sales platforms. Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.

A number of factors are considered in determining the amount of these marketing support payments, including each financial intermediary's Fund sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give the Advisor access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a “preferred list”. Uncommon Advisors’ goals include making the investment representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. Additionally, the Advisor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and “due diligence” or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals, and conferences.

Payment Summary and Caveats. These payments may be fixed-fees, per account fees, asset-based percentage fees or some combination of fees. You should be aware that these payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with Uncommon Advisors’ promotional efforts. Your financial intermediary may be paid a fee when you buy shares. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can find further details in the SAI about the payments made by Uncommon Advisors and the services provided by your financial intermediary.

Opening an Account

You may purchase shares of the Funds through [_______] (the “Distributor”) or through banks, brokers, retirement plan providers, and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business of the Fund and may have an earlier cutoff time for purchase and sale requests. Shares of the Funds may not be available for sale in all states. Consult your investment representative or institution for specific information.

A separate application is required for Individual Retirement Account investments.

Orders received by your broker or service organization for the Funds in “good order” prior to the determination of the Fund’s net asset value per share (“NAV”) and transmitted to the Fund prior to the close of its business day, which is currently 4:00 p.m. Eastern Time, will become effective that day.

We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund’s sales of its shares under certain circumstances. These circumstances include, but are not limited to, by your failure to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information; this would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 14 days) which may change from time to time. See below "Our Customer Identification Program" under the section entitled “Other Shareholder Servicing Information” and "Limits on Exchanges, Purchases and Redemptions" under the section entitled “Policies About Transactions”.

How to Purchase, Redeem or Exchange Shares

Purchasing Shares. You may purchase shares on any business day. Purchase orders received in good form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. Eastern time (or before the New York Stock Exchange (“NYSE”) closes if the NYSE closes before 4:00 p.m. Eastern time) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

If you are investing directly with Uncommon Funds, send a completed application and a check payable to Uncommon Funds Trust to the address below. You may obtain an application from the Fund’s website at www.uncommonmutualfunds.com or by calling [______________]. If you are investing through a financial intermediary, your intermediary will be able to give you instructions.

Regular Mail	Express, Registered or Certified Mail
Uncommon Funds Trust	Uncommon Funds Trust
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]

Minimum Investment. For all Funds, the minimum initial investment is $2,000. Subsequent minimum investments are $25. The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial intermediary. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, brokerage firm, bank, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to each individual investor account. For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

Paying for shares you buy. Fund shares can only be purchased with U.S. Dollars and checks must be drawn on banks. You can pay for shares with a personal check, bank check, wire transfer, or automated clearing house (“ACH”) transfer. Please note that we cannot accept cash, starter checks, money orders, or third-party checks (checks made out to you and signed over to us). A fee will be charged for any checks that do not clear.

If you choose to pay by wire or ACH, you must call the Funds’ transfer agent, at [______________] to set up your account, obtain an account number, and obtain instructions on how to complete the wire transfer. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any ACH or wire fees and policies they may have.

Automatic Investment Plan. Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your Fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the Fund(s) you specify.

To set up your Automatic Investment Plan, download the form online or call [______________]. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

An Automatic Investment Plan provides you with a dollar cost averaging technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given Fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

Exchanging Shares

Exchange privilege. As an Uncommon Funds’ investor, you can exchange all of your shares of one Uncommon Fund for any other Uncommon Fund. Call [______________] to request an exchange. Be sure to obtain and read a current prospectus for the Fund into which you are exchanging.

Redeeming From Your Account

You may redeem your shares on any business day. Redemption orders received in good form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. Eastern time (or before the NYSE closes if the NYSE closes before 4:00 p.m. Eastern time) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

The Funds may require that the signatures be guaranteed for certain transactions. Please refer to the section below “Orders that Require a Signature Guarantee”. Please call the Funds’ transfer agent at [______________] if you have questions regarding signature guarantees. At the discretion of the Funds, you may be required to furnish additional legal documents to ensure proper authorization.

Shares of any of the Funds may be redeemed by fax, mail or telephone. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

By Fax. Send a letter signed by all account owners that includes your account number, the Fund from which you are redeeming along with the dollar value or number of shares to be sold and fax to [______________].

By Mail. Send a letter signed by all account owners that includes your account number, the Fund from which you are redeeming along with the dollar value or number of shares to be sold to the appropriate address noted below.

Regular Mail	Express, Registered or Certified Mail
Uncommon Funds Trust	Uncommon Funds Trust
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]

Orders that Require a Signature Guarantee. There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are when:

•	You want to sell more than $100,000 worth of shares;
•	You want to send the proceeds to a third party; or
•	The address or bank of record on the account has changed in the past 60 days.

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions and credit unions. Note that you cannot get a signature guarantee from a notary public. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THE STAMP PROGRAM WILL NOT BE ACCEPTED.

Systematic Withdrawal Plan. Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bimonthly, quarterly or annually from your Uncommon Funds Trust investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $25 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day). You can select this option when first establishing your account. If you did not select this option when opening your account, please contact the Funds’ transfer agent at [______________].

Selling Shares in a Trust, Business, or Organization Account. Selling shares in these types of accounts often requires additional documentation. Please call [______________] or contact your financial advisor for more information.

Timing of Payment for Shares You Sell. Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days. There are two main circumstances under which payment to you could be delayed more than seven days when:

•	You are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days); or
•	Unusual circumstances prompt the SEC to permit further delays.

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

“Good Order” - Requirements for Purchase, Redemption and Exchange Requests

To be timely processed all purchase, redemption or exchange request is considered to be “in good order”, that is, when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

●	The account number (if issued) and Fund name;
●	The amount of the transaction, in dollar amount or number of shares;
●	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;
●	Required signature guarantees, if applicable; and
●	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call [______________] for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Fund’s “Our Customer Identification Program” as described below.

OTHER SHAREHOLDER SERVICING INFORMATION

There are a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Uncommon Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial intermediary, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial intermediary may charge fees in addition to those charged by the Funds.

Our Customer Identification Program. To help the government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, for example, a passport. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Policies About Transactions

Business days/hours. The Funds are open for business each day the NYSE is open. The price of each Uncommon Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but may can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the Funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling [______________].

Determining when your order will be processed. You can place an order to buy or sell shares at any time at the Fund’s NAV, plus any applicable charges or redemption fees, next determined after receipt of the order in good order. A Fund’s NAV is determined at the close of regular trading on the NYSE (generally 4 p.m. Eastern Time). Because any order you place through an investment advisor has to be forwarded to the Funds before it can be processed, you’ll need to allow extra time. A representative of your financial advisor or institution should be able to tell you when your order will be processed. It is the responsibility of your financial advisor or institution to forward your order to the transfer agent in a timely manner.

Wire transaction policies. Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $10,000 or more and may only accept wires of $10,000 or more.

Other Rights We Reserve. You should be aware that we may do any of the following:

●	Reject your account application if you fail to give us a correct Social Security or other tax ID number.
●	Withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding.
●	Close your account and send you the proceeds if the value of your account falls below $2,500 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account.
●	Pay you for shares you sell by “redeeming in kind”, that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.
●	Change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for Fund investments or wire transfers, or change the policies for telephone orders).
●	Suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the Fund from trading portfolio securities or pricing its shares.
●	Withdraw or suspend the offering of shares at any time.
●	Reject any order we believe may be fraudulent or unauthorized.
●	Reject or limit purchases of shares for any reason.
●	Reject a telephone redemption if we believe it is advisable to do so; e.g., the caller is unable to verify personal information on the account.

Share certificates. We do not issue share certificates.

Market Timing Policy

Limits on Exchanges, Purchases, and Redemptions (“Excessive Trading Policy”). Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances, we may suspend the exchange privilege temporarily for all shareholders without notice.

The Trust has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange purchase order for any reason, including any purchase or exchange purchase order accepted by a shareholder's financial intermediary.

Purchases and exchanges of shares of a Fund should be made for investment purposes only. The Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by an investor or group of investors for any reason without prior notice including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Funds or transfer agent believe that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Funds or the transfer agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the transfer agent seek to act in a manner that they believe is consistent with the best interest of all shareholders.

Excessive trading activity in a Fund is measured by the number of roundtrip transactions in a shareholder’s account. A roundtrip transaction occurs when a shareholder sells Fund shares (including exchanges) within 30 days of the purchase date. At any time and without prior notice, we may block a shareholder who makes more than 12 exchanges or roundtrip transactions in a 12 month period or otherwise demonstrates what we believe is a pattern of “market timing”. The Fund does not impose any exchange, redemption or other fee on shareholders deemed to be engaged in what may be considered market timing.

The Funds and the transfer agent also reserve the right to notify financial intermediaries of a shareholder’s trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Funds. Transactions placed in violation of the Fund’s excessive trading policy are not deemed accepted by the Fund and may be canceled or revoked by the Fund on the next business day following receipt by the Funds.

Omnibus Accounts and Retirement Plans. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor or administrator take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor or administrator and request that the financial intermediary or plan sponsor or administrator take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Risks Associated with Excessive or Short-Term Trading. To the extent that the Funds or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that a Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisors, brokers and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to a Fund.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

Tax-Advantaged Investment Plans. A full range of retirement and other tax-advantaged investment plans is available directly from the Funds or from your financial advisor, including IRA, SEP-IRA, 401(k), Coverdale Education Savings Accounts and pension plans. All Funds are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call [______________] or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

If You Cannot Reach Us By Phone. Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on pages XX to XX of this Prospectus.

CALCULATING SHARE PRICE

How the Funds calculate share prices. We calculate a net asset value per (NAV) for each Fund every day the Funds are open for business. For each Fund, to calculate the NAV we add up the total assets, subtract its total liabilities, and divide the result by the number of shares outstanding.

Shares of the Funds do not have a sales charge; the price you pay for each Fund share is that Fund’s NAV.

How the Funds value their holdings. We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Trust’s Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify as a RIC, each Fund must, among other requirements, meet certain source-of-income (the “Income Test”), quarterly asset diversification and distribution requirements. As a RIC, each Fund generally will not be subject to federal income or excise tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Satisfaction of the Income Test requires each Fund to derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities, net income from certain qualified publicly traded partnerships or other income derived with respect to the Fund’s business of investing in such stock or securities. Some of the income that the Funds might earn may not be qualifying income for purposes of the Income Test (the “Non-Qualifying Income”). Each Fund intends to monitor its investments to ensure that any Non-Qualifying Income is limited to a maximum of 10 percent of its gross income for each taxable year. However, there can be no assurance that the Funds will be successful in this regard. If a Fund failed to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. The remainder of this discussion assumes that the Fund will qualify as a RIC.

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Uncommon Conservative are paid quarterly, on the Uncommon Moderate Fund they are paid semi-annually, and on the Uncommon Capital Appreciation are paid annually. Capital gains for all Funds are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

Dividends are generally taxable as ordinary income except the portion designated as a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long- term capital gain distribution if the Fund sells securities that have been held for more than one year; the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares. An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes. Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A Fund may be required to withhold U.S. federal income tax (presently at the rate of twenty four percent (24%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

You will be notified in January each year about the federal tax status of distributions made by a Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Directed reinvestments. Generally, dividends and capital gains distributions are automatically reinvested in shares of the same Fund that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Trust will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, please contact your financial advisor or call the Fund at _____________ and we will begin separate mailings to you within 30 days of your request. If the members of your household prefer to receive their own copies, or call [______________].

FINANCIAL HIGHLIGHTS

Financial information about the Fund is not provided because, as of the date of this prospectus, the Fund has not yet commenced operations.

Investment Advisor

Uncommon Investment Advisors LLC

75 Virginia Road

2nd Floor, Suite V1

North White Plains, NY 10603

Custodian

[        ]

Independent Registered Public Accounting Firm [ ]

Legal Counsel
Dechert LLC
1095 6th Avenue
New York, NY 10036

Distributor

[        ]

For Additional Information, call

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on each Fund’s policies and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual report to shareholders. The annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s investment return during its last fiscal year. Call the Trust at ______ between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Fund is open for business to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

Investment Company Act # 811- 23464

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Uncommon Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

DATED , 2019

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with a Fund’s current prospectus (dated ____, 2019). This SAI is intended to provide additional information regarding the activities and operations of the Uncommon Funds Trust (the “Funds”). To obtain a current prospectus without charge please contact the Funds at [_________]or by writing to Uncommon Funds Trust, 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603.

(Ticker / CUSIP)
Uncommon Conservative Fund
Uncommon Moderate Fund
Uncommon Capital Appreciation Fund

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. YOU COULD ALSO LOSE MONEY BY INVESTING IN ONE OF THE FUNDS. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

TABLE OF CONTENTS

Page
Description of the Trust and the Funds
Investment Policies, Practices and Related Risks of the Funds
Investment Restrictions
Investment Practices, Securities and Related Risks
Management of the Trust
Code of Ethics
Distribution
Control Persons and Principal Holders of Securities
Control Persons
Management Ownership
Investment Advisory and Other Services
Investment Advisor
Sub-Advisor
Fund Services
Distributor
Independent Registered Public Accounting Firm
Brokerage Allocation and Other Practices
Disclosure of Portfolio Holdings
Determination of Share Price
Redemption In-Kind
Tax Consequences
Proxy Voting Policies and Procedures
Financial Statements
Appendix A Description of Securities Ratings
Appendix B Proxy Voting Policies and Procedures

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY UNCOMMON FUNDS TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY UNCOMMON FUNDS TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

DESCRIPTION OF THE TRUST AND THE FUNDS

Uncommon Funds Trust (the “Trust”) is an open-end management investment company established as a Delaware statutory trust by an Agreement and Declaration of Trust dated March 4, 2019 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Trustees,” “Board of Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Currently, the Trust consists of three series or mutual funds and may add additional series in the future. The Trust commenced operations on [_______ .2019].

Under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is classified as a diversified fund. This means that a Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (and not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities and securities of other investment companies.

The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a lesser or greater number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust’s Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust. A Trustee may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of a Fund have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase, Redeem or Exchange Shares” in the Prospectus. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Calculating Share Price” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

INVESTMENT POLICIES, PRACTICES AND RELATED RISKS OF THE FUNDS

Each Fund follows its own investment objectives and policies, including investment restrictions. Several of these restrictions and each Fund’s investment objectives are fundamental policies, which means that they may not be changed except by a vote of a “majority of the outstanding voting securities” of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may be changed solely by approval of the Board of Trustees. The percentage minimum investment limitations are non-fundamental, which means they may be changed by the Board of Trustees subject to 60 days advance notice to shareholders (see “Non-Fundamental Restrictions” below.).

Investment Restrictions

The following restrictions apply to each Fund.

Fundamental Restrictions The following limitations have been adopted by the Trust with respect to each Fund and are Fundamental which means they can be changed only when permitted by law and approved by a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares.

1.	Borrowing Money. The Fund will not borrow money, except:

(a)	from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or

(b)	from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.

2.	Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.	Concentration. The Fund will invest no more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the US Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above.

Non-Fundamental Restrictions. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental which means that they can be changed by approval of a majority of the Board of Trustees.

1.	Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental investment limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.	Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.	Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.	Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Investment Practices, Securities and Related Risks

The following is a description of the investment practices of the Funds, the securities in which they may invest and related risks:

ADRs and Foreign Securities. American Depository Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer issued by depositories such as banks, trust companies or similar financial institutions. ADRs generally trade in U.S. Dollars on an established market in the United States. ADRs may be either sponsored or unsponsored. Sponsored ADRs are organized with the cooperation of the foreign issuer of the underlying securities; while unsponsored ADRs are organized without the cooperation of the foreign issuer. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States and involve additional risks because U.S. reporting requirements do not apply to unsponsored ADRs, they may be less liquid than sponsored and generally there is less publicly available information about unsponsored ADRs.

The ADRs’ underlying shares are held in trust by the depository in the issuer’s home country. The depository may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their home markets and currencies.

While ADRs are traded in U.S. markets in U.S. Dollars, ADRs present the same risks as investing in foreign securities.

Foreign Securities. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions and instability abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates, interest rates, the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital may adversely affect the values of foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

The Fund may be required to pay foreign withholding or other taxes on foreign securities, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See “Tax Consequences” below.

The financial problems in global economies and heightened economic, trade and military tensions may cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.

Asset-Backed and Mortgage-Backed Securities. Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) represent interests in pools of residential and commercial mortgages (MBS), loans, receivables, or other assets (ABS). Payment may be secured by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. ABS and MBS are generally subject to the same risks as bonds and other fixed-income securities as well as other factors including the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. See Mortgage Backed Securities below for additional discussion.

Below Investment Grade Securities. Below investment grade securities are rated “BB” or below by S&P or Fitch or “Ba” or below by Moody’s and unrated securities of similar credit quality (commonly known as “junk bonds”), may subject a Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. See Appendix A, Description of Securities Ratings.

To be considered below investment grade quality, none of the three major rating agencies (Fitch, Moody’s or S&P) must have rated the security in one of its respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Advisor must have determined it to be of comparable quality.

Below investment grade fixed income securities are subject to greater credit/counterparty risk and market risk than higher-quality fixed-income securities. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The market for below investment grade fixed-income securities may be more severely affected than some other financial markets by economic recession, substantial interest rate increases, changing public perceptions of this market, or legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for below investment grade fixed-income securities. This lack of liquidity may, at certain times affect, the values of these securities and may make the evaluation and sale of these securities more difficult. Below investment grade fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various ratings categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if the Advisor or Sub-Advisor believes it would be advantageous to do so.

Bonds and Other Fixed Income Securities. Fixed income securities are subject to (i) credit risk - that the issuer may be unable to meet its principal and interest or dividend payment obligations or that a decline in the markets’ perception of the issuer’s creditworthiness will cause the value of the investment to decline; (ii) interest rate risk - that the value of the Fund’s investments will decline because of rising interest rates; (iii) income risk - that the Fund’s income may decline because of falling interest rates on floating and variable rate securities; and (iv) call risk - that issuers of callable bonds may call (redeem) securities with higher interest rates before their maturity dates during periods of falling interest rates in which event the Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Some fixed income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed; instead payments “float” relative to a reference rate, such as the Prime Rate or LIBOR. This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Borrowing and Leveraging. Subject to the limitations described under “Investment Restrictions” above, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Borrowing for investment purposes creates leveraging which can exaggerate the effect of any increase or decrease in the value of portfolio securities held by a Fund. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint for the Fund to sell securities at that time. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any.

Common Stock. Common stock is an equity security that represents an ownership interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Convertible Securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates. Convertible securities are subject to market and interest rate risk and credit risk.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Cybersecurity. The increased reliance by market participants on technology to conduct business expose a Fund, the Advisor, the Sub-Advisor and its service providers to operational, information security and related risks. In general, a cybersecurity incident can take the form of a deliberate attack designed to gain unauthorized access to digital systems. A Cybersecurity incident can also result from unintentional actions by an authorized person releasing proprietary or confidential information or inadvertently disclosing user credentials. If the actions of the cyber-criminal are successful, assets or sensitive information may be misappropriated, data corrupted, or normal operations disrupted.

Cyber incidents affecting the Fund’s Advisor, Sub-Advisor and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries), as well as the companies a Fund invests in, can cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to conduct or transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. While the Funds, Advisor, Sub-Advisor and their service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a Fund or its shareholders. A Fund and its shareholders could be negatively impacted as a result.

Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETFs. ETFs are publicly-traded traded securities that seek to replicate the performance of a securities index, a basket of securities or other benchmark asset. ETFs are subject to the same risks as the underlying asset (e.g., Equity and Fixed Income Securities Risks) and, in addition, to liquidity risk (the inability to sell at the desired price or time) and tracking error risk (the failure of the ETF to replicate the performance of the underlying asset). ETFs incur certain expenses not incurred by their applicable index or asset. In addition, ETFs are subject to investment advisory and other expenses of the ETF, which will be indirectly paid by the Fund and its shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a Fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). Traditional investment companies are continuously offered at the next-calculated NAV per share, ETFs are traded intra-day in the secondary market (e.g., on a stock exchange) at prices that may be above or below the value of their underlying portfolios and, depending on the trading volume in the secondary market, may be illiquid a times.

ETFs that track an index are not actively managed; the ETF cannot sell stocks or other assets as long as they are represented in the index or other benchmark. ETFs also may be leveraged and/or inverse. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or declines, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Growth v. Value Investing. “Growth” stocks and “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

•	Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•	Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Illiquid Securities. Illiquid securities include (i) securities for which there is no readily available market; (ii) securities where the disposition would be subject to legal or contractual restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. The Board has delegated to the Advisor the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Advisor considers such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods. A considerable period of time may elapse between the Fund’s decision to sell such securities and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid securities will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of the Fund’s net assets is invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of Fund portfolio securities, or intermediaries or counterparties to Fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a Fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

Investment Company Securities. Section 12 of the 1940 Act limits the Fund and any companies controlled by the Fund from holding securities of investment companies (including open-end and closed-end funds, unit investment trusts and ETFs) each an “Acquired Fund”) to amounts which (i) do not exceed 3% of the total outstanding voting stock of an Acquired Fund, (ii) do not exceed 5% of the value of the Fund’s the total assets in the Acquired Fund and (iii) when added to all Acquired Funds held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs.

Acquired Funds typically incur fees that are separate from those fees incurred directly by the Fund. Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees and operating expenses, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Acquired Funds may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Advisor or Sub-Advisor determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Closed-End Funds. Closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in the Fund’s shareholders being subject to higher expenses than investing directly in the closed-end fund(s).

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality – i.e., rated “BBB” or higher by S&P or Fitch or “Baa” or higher by Moody’s and, if unrated, determined to be of similar credit quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment grade debt, and all other instruments in which a Fund can perfect a security interest, provided the repurchase agreement counterparty has an investment grade rating. Some investment grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment grade rating means the security or issuer is rated investment grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by the Advisor. For purposes of determining the maximum maturity of an investment grade debt security, the Advisor may take into account normal settlement periods.

Large, Mid-Cap and Small-Cap Securities. Large capitalization companies present certain advantages in that these companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. The trading volumes of large cap companies tend to be much higher than mid-cap and small-cap companies. However, large cap companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Smaller, less seasoned companies may present greater opportunities for growth but generally involve greater risks than customarily are associated with larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. The securities of mid-cap and small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market cap averages in general. In addition, such companies typically are more likely to be adversely affected than large cap companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large Shareholder Redemption Risk. Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these account holders of their shares in the Fund may impact the Fund’s liquidity and net asset value. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact shareholder taxes.

Liquidity. Securities that are normally liquid may become difficult or impossible to sell at an acceptable price during periods of economic instability or other emergency conditions. Some securities may be infrequently or thinly traded even under normal market conditions.

Management. The Funds and the Advisor have a limited history of operations for investors to evaluate. In addition, the Advisor and Sub-Advisor have limited experience in managing a mutual fund. As a result, investors do not have a track record to consider with respect to the performance of the Fund, Advisor or Sub-Advisor. The value of your investment depends on the judgment of the Fund’s Advisor and Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Master Limited Partnerships (“MLPs”). MLP interests or “units” are traded on securities exchanges like shares of corporate stock. An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of an MLP depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP is not accorded partnership treatment because of a failure to meet the legal requirements for partnership status or because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities. Also, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to MLP investors than investors in a corporation and investors in MLPs may be liable under certain circumstances for amounts greater than the amount of their investment.

Currently, most MLPs operate in the energy, natural resources and real estate sectors. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are leveraged and typically carry a portion of “floating” rate debt, and a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Mortgage Securities. Mortgage securities are issued by government agencies and instrumentalities and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate and residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage. See Stripped Securities below.

Fannie Maes and Freddie Macs are pass-through securities issued by the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), respectively. Fannie Mae and Freddie Mac are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively and are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

Over-the-Counter (OTC) Transactions. OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. As OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. The Fund intends to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks (such as common stock), dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Depending on the features of the particular security, holders of preferred stock may bear the risks regarding common stock or fixed income securities.

Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, a Fund may receive stock or warrants as a result of an exchange or tender of fixed income securities.

Real Estate Investment Trusts (“REITs”). A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, change in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by the REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills of the property manager, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, REITs involve risks similar to those associated with investing in small capitalization companies: REITs may have limited financial resources, may trade less frequently and in a limited volume, be more volatile than large capitalization companies and may be subject to more abrupt or erratic price movements than larger company stocks.

Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller default on its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent and the ability to exercise right to liquidate assets related to a repurchase agreement with an insolvent counterparty may be limited.

Stripped Securities. Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

STRIPS. STRIPS are securities obligations issued by the U.S. Treasury that are backed by the full faith and credit of the United States Treasury and have been stripped by a Federal Reserve Bank into principal and interest components. U. S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depositary financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Sector Focus Risk. A Fund may invest a larger portion of its assets in one or more sectors thus will be more susceptible to negative events affecting those sectors.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. The Advisor or Sub-Advisor may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a Fund's share price.

Temporary Investments. Temporary investments are defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Advisor or Sub-Advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; (3) other money market instruments; and (4) shares of money market mutual funds to the extent permitted under applicable law. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Advisor, with respect to assets so invested. The Fund may not achieve its investment objectives during temporary defensive periods.

U.S. Government and Agency Debt Obligations. U.S. Treasury Obligations. U.S. Treasury obligations are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills have original maturities of up to one year; notes have original maturities ranging from one year to 10 years; and bonds have original maturities of 10 to 30 years. Some types of U.S. Government securities are supported by the full faith and credit of the U.S. Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association (“GNMA”). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Agency Obligations. U.S. Government agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”) and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

Variable and Floating Rate Securities. Variable and Floating Rate Securities provide for adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a Fund's Advisor may take into account normal settlement periods.

Zero Coupon Bonds. Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a Fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Trust.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years[3]

[1]	The mailing address of each Trustee is 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603.
[2]	The Trust consists of three series.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
John J. Pileggi,1959	President	Indefinite/ Since Inception	Managing Member and President of the Advisor.	3	Manifold Fund Advisors (formerly American Independence Financial Services, LLC) (2005 – 18) American Independence Funds Trust (2005-17); RX Funds Trust (2013/17)

[1]	The mailing address of each Trustee and officer is 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603.
[2]	The Trust consists of three series.

Trustee Ownership

As of the date of this SAI, the Funds have not commenced operations. Therefore, none of the Trustees or officers own any of the shares of the Fund.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight is part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management with respect to the Funds resides with the Advisor or Sub-Advisor, Fund Accounting Agent, Administrator, Sub-Administrator or other service providers, subject to supervision by the Advisor. Board Committees and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers periodically and receives regular reports regarding performance and investment risk. The Board meets with the Chief Compliance Officer (“CCO”) and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding Fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management and officers of the Trust, the Board learns about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Trust or the Advisor, Sub-Advisor, their affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to each Fund. Each of the Trustees has a substantial business and professional background that indicates the Board has the ability to critically review, evaluate and assess information provided to them. Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

John J. Pileggi (Interested Trustee). Mr. Pileggi has been an Interested Trustee and President of the Trust since inception. He is also Managing Member and President of the Advisor. Since July 2017 he has been a consultant to companies in the financial services industry. He previously served as an Interested Trustee of American Independence Funds Trust (“AIFT”) (July 2005 – July? 2015) and RX Funds Trust (“RXFT”) (July 2013 – July 2015?). Mr. Pileggi was a founding member and Managing Member (July 2005 – July 2017) of American Independence Financial Services LLC, investment adviser to AIFT and RXFT. Previously Mr. Pileggi was President and CEO of Mercantile Investment & Wealth Management and President of Mercantile Capital Advisors and Mercantile Securities until March 2004. In 2001, Mr. Pileggi was President and CEO of Plus Funds. From 1997 to 2000, he was Chairman and CEO of ING Funds and CEO of ING Investment Products Distribution, overseeing the launch of a mutual fund operation in January 1999 that grew to $1.5 billion in assets and 18 funds in its first year. From 1994 to 1998, he was Senior Managing Director and Member of the Board of Furman Selz LLC. Mr. Pileggi began his career at Lehman Brothers Kuhn Loeb.

Mr. Pileggi attended Brooklyn College of the City University of New York from 1976 to 1980. Mr. Pileggi has previously served as an Interested Trustee of the Pacifica Funds, FFB Funds, First Choice Funds, Mariner Funds, Bank IV Funds, Fund Source, Fund Trust, Performance Funds and Evergreen Funds. He was selected as a Trustee based on his business experience and extensive previous service as a mutual fund director.

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Three of the Trustees on the Board are independent of and not affiliated with the Advisor or its affiliates (the “Independent Trustees”). The Chairman of the Board of Trustees is_______, who is an Independent Trustee. The Board has adopted Nominating and Governance Committee to provide guidance for effective leadership. The Board reviews quarterly reports from the investment advisors providing management services to the Fund, as well as quarterly reports from the Trust’s CCO and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations.

The Board reviews its structure and the structure of its committees annually. The Trustees have delegated day to day operations to the Advisor and various service providers whose activities they oversee. The Independent Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Advisor, Sub-Advisor or their affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee (the “Committees”).

Audit Committee. All of the Independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, CCO and legal counsel, stay fully informed regarding management decisions. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year. __________ is Chairman of the Audit Committee.

Nominating and Governance Committee. All of the Independent Trustees are members of the Nominating and Governance Committee. The Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees, develops and evaluates governance guidelines as necessary, and reviews committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, considers whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Committee holds at least one regularly scheduled meeting each fiscal year. Mr. Jeffrey Haas is Chairman of the Nominating and Governance Committee.

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust receive no compensation from the Fund. The Trust has no retirement or pension plans.

For serving as a Trustee, each Trustee is entitled to an annual retainer of $_______and an attendance fee of $_________ per meeting; the Chairman is entitled to an annual fee of $__________ for serving as Chairman. For serving on each of the Audit Committee and Nominating and Governance Committee, each Trustee is entitled to an annual retainer of $______ and a per meeting attendance fee of $_______; the Chairman of each Committee is entitled to an annual fee of $______.

The Trust recently commenced operations; once it has completed its fiscal year, the compensation paid by the Trust to each Trustee during the most recently completed fiscal year will be disclosed in this section.

CODE OF ETHICS

The Trust, the Advisor and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. These Codes of Ethics are filed as exhibits to the Trust’s registration statement on Form N-1A and are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C. or from the SEC’s EDGAR website, available at http://www.sec.gov, or by calling the Fund at [ ].

DISTRIBUTION

Financial Intermediaries

[         ] (“------" or “Distributor”), located at [          ], serves as the Fund’s distributor, also known as the “principal underwriter”, pursuant to a Distribution Agreement among the Distributor, Trust and Advisor. Under the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.

The Trust in its discretion also may issue shares of the Fund otherwise than through the Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Fund with any other investment company, trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to the Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Advisor, rather than the Distributor, typically enters into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. At its own expense and out of its legitimate profits, the Advisor may pay a portion of the fees it receives for distribution, networking, sub-transfer agency and/or omnibus accounting. Please see “Shareholder Servicing Plan, Marketing Support Payments and Sub-Transfer Agency Services” in the Prospectus and Payment of Additional Cash Compensation below.

Payment of Additional Cash Compensation

The Advisor may make payments out of its resources and legitimate profits, which may include profits the Advisor derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Fund, to cooperate with the Advisor’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the compensation to financial intermediaries as discussed See “Marketing and Support Payments” in the Prospectus on page XX. The payments are made pursuant to agreements between financial intermediaries and the Advisor for marketing support do not affect the price investors pay to purchase shares of the Fund, the amount the Fund will receive as proceeds from such sales, or the amount of other expenses paid by the Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Advisor access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

In addition to member firms of the Financial Industry Regulatory Authority, Inc. (FINRA), the Advisor or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Advisor. The Advisor, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.

As of the date of this SAI, the Fund has not commenced operations. Therefore, no shareholder owns any of the shares of the Funds.

Management Ownership

As of the date of this SAI, the Fund has not commenced operations. Therefore, the Trustee, officers and, as a group, employees of the Advisor do not own any shares of any Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Advisor

Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”) serves as investment advisor to the Funds pursuant to an Investment Advisory Agreement dated [______] between the Trust and the Advisor (“Investment Advisory Agreement”). Uncommon Advisors is a Delaware limited liability company and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”). The Advisor’s principal place of business is 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603. The Advisor was recently formed for the purpose of advising the Funds, and as of [__________], had no assets under management and advisement. The Advisor is a wholly-owned subsidiary of Uncommon Giving Corporation.

Under the Investment Advisory Agreement, the Advisor is responsible for providing and investment program for the Funds and has oversight responsibility for the day-to-day management and operations of the Funds and is responsible for the oversight of the Sub-Advisor(s). Subject to the supervision of the Board of Trustees, the Advisor provides or arranges to be provided to each Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Advisor has oversight responsibility oversight responsibility for the day-to-day management of the Funds, the Sub-Advisor and service providers. The Advisor is responsible for furnishing office space and certain facilities required for conducting the business of the Funds.

The Investment Advisory Agreement will continue for an initial term of two years expiring on _____, 2021 and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Advisor. In the event of its assignment, the Agreement will terminate automatically.

Sub-Advisor. To assist in the daily management of the Funds’ portfolios, the Advisor has entered in sub-advisory agreements on behalf of the Funds with Portfolio Design Advisors. The Sub-Advisor is wholly-owned by GWM Holdings, Inc. The principal place of business of Portfolio Design Advisors is 9055 East Mineral Circle, Suite 100, Centennial, CO 80112.

The Sub-Advisory Agreement with respect to each Fund will continue for an initial term of two years expiring on _____, 2021 and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. A Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Sub-Advisor. In the event of its assignment, the Sub-Advisory Agreement will terminate automatically.

The Sub-Advisor is responsible for reviewing, supervising and administering the investment program of each Fund in accordance with its investment objectives, policies, and limitations, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement and each Sub-Advisory Agreement will appear in each Fund’s annual report to shareholders for the fiscal period ended October 31, 2020.

The Advisor pays compensation to the Sub-Advisor from the Investment Advisory Fees, net of fee waivers and reimbursements, it receives from the Funds under the Investment Advisory Agreement as set forth below:

Fund	Investment Advisory Fee	Sub-Advisory Fee[1]
Conservative Fund	0.50%	0.25%
Moderate Fund	0.60%	0.30%
Capital Appreciation Fund	0.75%	0.375%

[1]	The Sub-Advisory Fee is paid by the Advisor from the Investment Advisory Fee, not by the Funds.

Administrator. Under a separate Administration Agreement, each Fund also pays the Advisor a fee of [0.XXX]% for providing administrative services. Under the terms of the Administration Agreement, the Advisor also provides certain administrative services necessary for the Funds’ operations including; (i) coordination of the services performed by the Funds’ transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds’ officers and Board of Trustees.

Portfolio Managers of the Funds. See “Portfolio Management” in the Prospectus for the background and experience of the portfolio managers of each Fund who are responsible for managing the Fund’s investment portfolio.

Portfolio Manager Holdings

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio managers, the principal officers of the Trust, all other employees of the Advisor as a group, and the Advisor’s corporate investments. None of these individuals own any shares of the Fund as of the date of this SAI.

Other Portfolio Manager Information

Potential Conflicts of Interest

The portfolio managers also are responsible for managing other account portfolios in addition to the Fund which he or she manages. A portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of the Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio. In some cases, the Advisor, Sub-Advisor or portfolio manager may be compensated based on the performance of an account and not by others, such as the Funds. Performance-based fee arrangements may create an incentive for the Advisor, Sub-Advisor or portfolio manager to favor higher fee paying accounts over other accounts, including accounts that are not charged performance-based fees, in the allocation of investment opportunities. The Advisor and Sub-Advisor have adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.

Another potential conflict could arise in instances in which securities considered as investments for a Fund are also appropriate investments for other Funds or investment accounts managed by the Advisor or Sub-Advisor. When a decision is made to buy or sell a security by a Fund and one or more of the other accounts, the portfolio manager may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, the Advisor employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. The Advisor and Sub-Advisor have implemented specific policies and procedures to address any potential conflicts.

The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of March 31, 2019.

The portfolio managers are responsible for the day-to-day management of certain other accounts, including other affiliated funds in the Trust, as of December 31, 2018, except where indicated, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Accts.	Total Assets	Accts.	Total Assets	Accts.	Total Assets
Wes Strode	3	0
Paul Knipping	3	00

None of the Portfolio Managers named managed any accounts for which performance based fees were earned.

Portfolio Manager Compensation

Portfolio managers are compensated by the Advisor or Sub-Advisor, as the case may be, for their management of the Funds, which compensation consists of a combination of a salary and a discretionary bonus[ and equity interest in the firm] [based upon volume of assets under management]. The bonus compensation is generally reviewed annually and is determined by a number of factors including, the relative investment performance of the portfolios versus the benchmark upon which the Funds and other accounts are compared, before taxes, for a one year period of time; the consistency of the portfolio manager’s performance, the total value of the assets managed by the portfolio manager, the profitability of the portfolio manager’s firm and the portfolio manager’s contribution to the firm’s profitability and the trends in industry compensation and levels.

Each portfolio manager also receives employee benefits, which may include health care and other insurance benefits as well as participation in the 401(k) program.

Fund Services: Administrator, Sub-Administrator, Transfer Agent, Custodian and Fund Accounting Agent

Uncommon Advisors serves as general and financial administrator (“Administrator”) for the Fund. The Advisor has entered into an agreement with [___], whereby [_____] provides sub-administration services for a fee accrued daily and paid monthly by each Fund, on aggregate net assets of the Fund.

[        ] serves as custodian for the Trust (“Custodian). The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request and maintains records in connection with its duties. The address of the Custodian is ___________.

[        ] serves as transfer agent for the Trust (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. The address of the Transfer Agent is ___________.

[        ] serves as fund accounting agent for the Trust (“Fund Accounting Agent”). The Fund Accounting Agent calculates the Funds’ NAV and maintains accounting records. The address of the Fund Accounting Agent is ___________.

[        ] serves as sub-administrator for the Trust (“Sub-Administrator”). The Sub-Administrator provides certain compliance services, financial controls services and business management and governance services for the Fund. Services are provided to each Fund pursuant to written agreements between the Fund and Sub-Administrator. The address of the Fund Accounting Agent is __________________.

The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent and Administrator are paid by the Trust. The fees of the Sub-Administrator are paid by the Administrator.

Distributor

[        ] provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement among the Trust and the Advisor, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers have no role in determining the Fund’s investment policies or which securities to buy or sell. For additional information see “Distribution, Financial Intermediaries” above.

Independent Registered Public Accounting Firm

The firm of [ ] has been selected as independent registered public accounting firm for the Funds for the fiscal year ending October 31, 2020 in accordance with the requirements of the 1940 Act and the rules thereunder. [ ] will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision and approval of the Board of Trustees, the investment manager (i.e., Advisor or Sub-Advisor) is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds.

Investment decisions for each Fund are made independently from those for other Funds and accounts advised or managed by the Advisor or Sub-Advisor. Such other accounts may invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the investment manager believes to be equitable to all participants in the transaction. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the investment manager may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

Transactions by a Fund on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions by the Fund on foreign stock exchanges involve payment of brokerage commissions that are generally fixed.

Transactions by a Fund in the over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the investment manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In selecting broker-dealers to use for such transactions, the investment manager will seek to achieve the best overall result for the Fund taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs.

The investment manager will use knowledge of the Fund’s circumstances and requirements to determine the factors that the investment manager takes into account for the purpose of providing the Fund with “best execution.” In selecting qualified broker-dealers to execute brokerage transactions, the investment manager may consider broker-dealers who provide or procure for the Advisor or Sub-Advisor brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Advisor’s or Sub-Advisor’s clients and accounts under the management and may not benefit directly the Fund(s). Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Advisor or Sub-Advisor the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full service brokers.

Because the Funds are new, they did not pay any brokerage commissions in the last fiscal year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust will not disclose (or authorize its custodian, principal underwriter or other service providers to disclose) a Fund’s portfolio holdings information to any person or entity except as follows:

●	To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;
●	In connection with periodic reports that are available to shareholders and the public;
●	To mutual fund rating or statistical agencies or persons performing similar functions;
●	Pursuant to a regulatory request or as otherwise required by law; or
●	To persons approved in writing by the CCO.

The Funds will disclose portfolio holdings quarterly, in the annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period. The Funds may make portfolio holdings available, by request, 30 days after month end. Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Advisor, Sub-Advisor, Administrator, Sub-Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as-needed basis to other third parties providing services to the Funds. The Advisor, Sub-Advisor, Administrator, Sub-Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds will disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds, the Advisor, Sub-Advisor, Administrator, Sub-Administrator, Transfer Agent, Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the CCO. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, who will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Advisor, or any affiliated person of the Fund or the Advisor. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Advisor, Sub-Advisor and any of their affiliated persons are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. The CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Trust’s Advisor, Sub-Advisor, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about a Fund’s portfolio holdings and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of a Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price of Fund shares is based on a Fund’s net asset value per share (“NAV”). The NAV is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time except for the following days on which the share price of the Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the NAV, see “Calculating the Share Price” in the Prospectus.

The NAV of each Fund is calculated separately by dividing the total value of the assets belonging to the Fund, less the liabilities of the Fund, by the number of outstanding shares. “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. Assets belonging to the Fund are reduced by the direct liabilities of the Fund and by a share of the general liabilities of the Trust allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. Subject to the provisions of the Trust Agreement, determinations by the Board as to the direct and allocable liabilities and the allocable portion of any general assets, with respect to a Fund are conclusive.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when it is determined that such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. When (i) market quotations are not readily available, (ii) the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time the Fund’s NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the Fair Value Committee established by the Board of Trustees in conformity with policies adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations provided by a pricing vendor, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fair Value Committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of the Fund’s net assets, each Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

TAX CONSEQUENCES

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting the Funds and their shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. Each Fund has elected to (or intends to elect) and intends to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Code by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of the Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a non-deductible federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. The Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. The Funds’ policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.

If, for any taxable year, a Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals, and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, the Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by a Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose. Dividends received by the Fund from REITs generally do not qualify for treatment as qualified dividend income.

Dividends paid by the Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied. The reported amount, however, cannot exceed the aggregate number of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that the Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. The Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate share of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate share of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain “wash sale” rules to the extent shares of the Fund or substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

If a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

A Fund's transactions in options and other similar transactions, such as futures, may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund's securities, affect whether distributions will be eligible for the dividends-received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require the Fund to "mark-to-market" certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. The Fund will monitor these transactions and will make the appropriate entries in its books and records, and if the Fund deems it advisable, will make appropriate elections if available in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

A Fund's transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered "Section 1256 contracts" for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

The Fund's entry into a short sale transaction, an option or certain other contracts, such as futures, could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, the Fund may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.

If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. So long as the Fund qualifies for treatment as a regulated investment company and incurs “qualified foreign taxes,” if more than 50% of its net assets at the close of its taxable year consist of stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund's shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) his/her proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either to deduct his/her proportionate share of such foreign taxes in computing his/her taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Shareholders who do not itemize deductions for U.S. federal income tax purposes will not be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income if the Fund makes the election described above. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If a Fund makes the election to pass through qualified foreign taxes and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-capital gains the Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If the Fund does make the election, it will provide required tax information to shareholders. The Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements. Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of the Fund’s shares could be reduced, or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Foreign exchange gains or losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.

If a sufficient percentage of the interests in a foreign issuer are held by a Fund, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. The Fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid Fund-level taxes. Under proposed Treasury Regulations, certain income derived by the Fund from a CFC for a taxable year would generally constitute qualifying income only to the extent the CFC makes distributions in respect of that income to the Fund for that taxable year. In addition, some Fund gains on the disposition of interests in such an issuer may be treated as ordinary income. The Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders of the Fund at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

Noncorporate taxpayers are generally eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” The Fund will not be able to claim such a deduction in respect of income allocated to it by an MLP or other publicly traded partnership in which it invests, and shareholders will not be able to claim such a deduction in respect of Fund dividends attributable to any such income.

Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain.” The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income received by the Fund, e.g., from REITs, may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax at rates of up to 21%, and requiring non-U.S. shareholders to file nonresident U.S. income tax returns.

Noncorporate taxpayers are generally eligible for a deduction of up to 20% of “qualified REIT dividends.” The Fund will not be able to claim such a deduction in respect of any REIT dividend it receives, and shareholders will not be able to claim such a deduction in respect of Fund dividends attributable to any REIT dividends.

The Funds are required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 24%. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify on IRS Forms W-9 or on certain other documents, that the Social Security Numbers or other Taxpayer Identification Numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax. Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions and, after December 31, 2018, to redemptions and certain capital gain dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

This discussion and the related discussion in the Prospectus have been prepared by management of the Funds, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of the Fund should consult their own tax advisors concerning the effect of owning shares of the Fund in light of their particular tax situations.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Advisor, subject to the general oversight of the Board. The Advisor has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of a Fund and the Advisor’s interests will be resolved in the Fund’s favor pursuant to the Proxy Policy. [The Advisor’s proxy voting policies and procedures are attached as Appendix B. To be filed by amendment.]]

MORE INFORMATION. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o Chief Compliance Officer] or by calling the Trust at [______________]. Since the Fund has not commenced operations, there have been no proxy votes.

In the future, information about how the Fund votes proxies relating to portfolio securities for each 12 month period ending _______will be available without charge, upon request, by calling the Trust at _________ and on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

Each Fund’s audited financial statements will be incorporated by reference herein after each fiscal year end once the Fund has completed its first fiscal year ended October 31, 2020.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)

Moody’s

An obligations rated:

Aaa is judged to be of the highest quality, with minimal credit risk.

Aa is judged to be of high quality and is subject to very low credit risk.

A is considered upper-medium grade and is subject to low credit risk.

Baa is subject to moderate credit risk. It is considered medium-grade and as such may possess certain speculative characteristics.

Ba is judged to have speculative elements and is subject to substantial credit risk.

B is considered speculative and is subject to high credit risk.

Caa is judged to be of poor standing and is subject to very high credit risk.

Ca is highly speculative and is likely in, or very near, default, with some prospect of recovery.

C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

Note Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Obligation rated:

AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA differ from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC is currently highly vulnerable to nonpayment.

C indicates a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. The “r” symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Preferred Stock

Moody’s

An issue rated:

Aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s

An issue rated:

AAA is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC is in arrears on dividends or sinking fund payments, but that is currently paying.

C is a nonpaying issue.

D is a nonpaying issue with the issuer in default on debt instruments.

N.R. indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers 1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B

Uncommon Investment Advisors LLC Proxy Voting Policy and Procedures (To be filed by amendment.)

PART C OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a)	Articles of Incorporation. Copy of Registrant’s Declaration of Trust is filed herewith.

(b)	By-Laws. Copy of Registrant’s By-Laws are filed herewith.

(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant. None.

(d)	Investment Advisory Contracts. Investment Advisory Agreement and Sub-Investment Advisory Agreement to be filed by amendment.

(e)	Underwriting Contracts. Distribution Agreement to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement. To be filed by amendment.

(h)	Other Material Contracts.

(h.1)	Transfer Agent Agreement. Transfer Agent Agreement to be filed by amendment.

(h.2)	Fund Accounting Agent Agreement. Fund Accounting Agent Agreement to be filed by amendment.

(h.3)	Administration Agreement. Administration Agreement to be filed by amendment.

(h.4)	Sub-Administration Agreement. Sub-Administration Agreement to be filed by amendment.

(i)	Legal Opinion and Consent. Legal Opinion and Consent to be filed by amendment.

(j)	Other Opinions. Auditor’s consent to be filed by amendment.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor to be filed by amendment.

(m)	Rule 12b-1 Plan. Not Applicable.

(n)	Rule 18f-3 Plan. To be filed by amendment.

(o)	Reserved.

(p)	Code of Ethics.

(p.1)	Code of Ethics of Uncommon Investment Advisors LLC. To be filed by amendment.

(p.2)	Code of Ethics of the Portfolio Design Advisors . To be filed by amendment.

(q)	Powers of Attorney. To be filed by amendment.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor.

Uncommon Investment Advisors LLC 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603, is registered as an investment advisor. Additional information about the Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Advisor’s Form ADV, SEC file number 801-115214. The Advisor has not engaged in another business of a substantial nature during the last two years. Information about the officers or directors of the Advisor is included in the Advisor’s Form ADV, SEC file number 801-115214.

Item 32. Principal Underwriter.

is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Funds only upon orders received therefor. The Funds continuously offers shares. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or "FINRA". The Underwriter is an indirect, wholly-owned subsidiary of ______________.

(a)	Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

(b)	The Directors and Officers of the Underwriter are as follows:

Name	Address	Position with Distributor	Position and Offices with Registrant

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at ----------, and/or by the Registrant’s transfer agent, fund accounting agent and custodian, [ ], and the Registrant’s general and financial administration service provider, [ ].

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, New York State, on the 27th day of August 2019.

Uncommon Funds Trust

By:	/s/ John J. Pileggi
John J. Pileggi, Trustee

Signature	Title	Date

/s/ John J. Pileggi	Trustee	8/27/2019

Exhibit Index

1.	Articles of Incorporation. Declaration of Trust of Registrant. Ex. 99.28.a
2.	By-Laws. By-Laws of Registrant. Ex. 99.28.b